BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Transactions with Related Parties

	Year ended December 31,
	2011	2012	2013

Sales to a related party	$222	$-	$-
Loan from a related party	$-	$-	$-
Interest expenses	$378	$-	$-